Contract assets/(liabilities)	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Contract assets/(liabilities)

Note 4 – Contract assets/(liabilities)

The Company’s contract assets are divided into two parts, including retainage receivables and revenue recognized in excess of amounts billed.

Contract liabilities represent payment received from customers in excess of revenue. Contract liabilities increase as the Company advanced payments from customers on certain contracts. Contract liabilities decrease as the Company recognizes revenue from the satisfaction of the related performance obligation. The changes in contract liabilities relate to fluctuations in the timing of customer payment and completion of performance obligations.

The amounts as included in contract assets/(liabilities) consisted of the following:

	September 30, 2024	September 30, 2023

Contract assets:
Retainage receivables	$1,727,841	$1,123,007
Revenue recognized in excess of amounts billed	2,560,872	1,846,485
Total contract assets	4,288,713	2,969,492

Less: allowance for credit losses	(17,414)	(19,180)
Total contract assets, net	4,271,299	2,950,312
Contract assets, current	3,270,627	1,901,425
Contract assets, non-current	$1,000,672	$1,048,887

Contract liabilities:
Payment received from customers in excess of revenue recognized	$(512,171)	$(301,901)

Information about revenue recognized that was included in contract liabilities as of October 1, 2023, 2022 and 2021:

	For the Fiscal Years ended September 30,
	2024	2023	2022

Revenue recognized that was included in contract liabilities	$(20,537)	$(1,027,931)	$(335,447)